Employee Benefit Plans -ScheduleOfDeferredCompensationArrangementWithIndividualPostretirementBenefitsTable (Detail) - SOLV Energy Holdings LLC [Member] - Unions Multiemployer Pension Plans [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 20,492	$ 14,130	$ 44,268
California Ironworkers Field Pension Trust [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	5,324	4,292	16,424
Construction Laborers Pension Trust for S.California [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	5,091	3,548	8,127
National Electrical Benefit Fund [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	1,699	0	0
Kern County Electrical Workers Pension Fund [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	1,240	1,862	424
Oregon LaborersEmployers Pension Trust [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	1,098	0	0
Western States Carpenters Pension Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	575	547	1,444
IBEW Local 100 Pension Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	435	17	9,520
Southern California IBEW NECA Funds [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	149	421	2,994
Laborers Pension Trust Fund for N California [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	99	146	3,187
San Diego Electrical Industry Health Welfare Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	48	2,088	694
All other plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 4,734	$ 1,209	$ 1,454